Liquidity, Going Concern and Managements Response	9 Months Ended
Sep. 30, 2018
Liquidity Going Concern And Managements Response
2. Liquidity, Going Concern and Management’s Response:

Management believes that current cash balances as of September 30, 2018 and anticipated funds still to be received from the April 2018 financing will be sufficient to finance the Company’s operations for at least the next 12-18 months.. However, if necessary, the Company intends to seek additional equity or other financing, should the Company’s liquidity needs change.

Considering recent developments and the need for additional financing, there exists a material uncertainty that casts substantial doubt about the Corporation’s ability to continue as a going concern. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption is not appropriate, then adjustments may be necessary to the carrying value and classification of assets and liabilities and reported results of operations and such an adjustment could be material.